Subsequent events (Details Narrative)		12 Months Ended
	Mar. 07, 2022 shares $ / shares	Dec. 31, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
IfrsStatementLineItems [Line Items]
Exercise Price		$ 0.67	$ 0.74	$ 0.83
Major ordinary share transactions [member]
IfrsStatementLineItems [Line Items]
Number of share options granted | shares	1,125,000
Exercise Price	$ 0.38